Shareholder Report, Line Graph (Details) 197307_Pacer BlueStar Digital Entertainment ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 07, 2022	Oct. 31, 2025
Pacer BlueStar Digital Entertainment ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer BlueStar Digital Entertainment ETF NAV
Accumulated Value	$ 12,342	$ 8,919	$ 7,842	$ 10,000	$ 16,214
BlueStar Global Online Gambling, Video Gaming, and eSports Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BlueStar Global Online Gambling, Video Gaming, and eSports Index
Accumulated Value	12,534	8,963	7,848	10,000	$ 16,587
S&P Global 1200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global 1200 Index
Accumulated Value	$ 12,784	$ 9,529	$ 8,529	$ 10,000	$ 15,726